Financial Instruments (Details) - Schedule of contractual liabilities - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments (Details) - Schedule of contractual liabilities [Line Items]
Payables & accruals	$ 1,828,527	$ 614,834	$ 906,145
Total payables	1,828,527	614,834	906,145
Less than 1 month [Member]
Financial Instruments (Details) - Schedule of contractual liabilities [Line Items]
Payables & accruals	1,828,527	614,834	906,145
Total payables	1,828,527	614,834	906,145
1 to 3 months [Member]
Financial Instruments (Details) - Schedule of contractual liabilities [Line Items]
Payables & accruals
Total payables
3 months to 1 year [Member]
Financial Instruments (Details) - Schedule of contractual liabilities [Line Items]
Payables & accruals
Total payables
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of contractual liabilities [Line Items]
Payables & accruals
Total payables